Bull & Bear Advisers, Inc.
                                                    11 Hanover Square
                                                    New York, NY 10005


September 18, 1997

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

VIA EDGAR

               Re: Bull & Bear Funds II, Inc. -- File No. 2-57953
                   Rule 497(j) Certification

Dear Sir or Madam:

         Pursuant to section (j) of Rule 497 under the Securities Act of 1933, as amended, Bull & Bear Funds II, Inc. ("Registrant") hereby certifies:

1. The form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the Registrant's most recently filed registration statement; and

2. The text of the Registrant's most recent registration statement has been filed electronically.

         Should you have any questions or require any additional information, please do not hesitate to contact me directly at (212) 785-0900, extension 208 or Thomas B. Winmill at extension 222. Thank you very much.

                                Very truly yours,

                           BULL & BEAR ADVISERS, INC.


                             By: William J. Maynard
                                 Vice President


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